Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - Ordinary shares [member] - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended		9 Months Ended
	Jun. 12, 2026	Jun. 11, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of classes of share capital [line items]
Common Shares Purchased	45	35
Average cost of shares purchased for cancellation			$ 285.33	$ 175.27	$ 245.88	$ 171.22
Fair value of common shares purchased			$ 1,603	$ 955	$ 4,236	$ 1,781
Book value of common shares purchased			$ 84	$ 81	$ 257	$ 155
Average book value per share			$ 14.96	$ 14.88	$ 14.93	$ 14.87